INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of current and deferred components of the income tax expense
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Current tax	42,758	26,735	11,623
Deferred tax	495,564	—	—
Total	538,322	26,735	11,623

Schedule of reconciliation of income tax expenses at statutory tax rate to income tax expense recognized
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Loss before income tax expenses	(1,691,563)	(201,568)	(602,746)
Statutory tax rate in the PRC	25%	25%	25%
Income tax expense at statutory tax rate	(422,891)	(50,392)	(150,686)
Non-deductible expenses	278,303	700	3,486
Change in valuation allowance	504,360	60,421	32,463
Effect of tax holiday and preferential tax rate	104,218	6,522	163,113
Share-based compensation expenses	72,657	13,085	1,332
Effect of different tax rates of subsidiaries operating in other jurisdictions	1,675	(3,601)	(38,085)
Income tax expense	538,322	26,735	11,623

Schedule of tax holiday and preferential tax rate
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
The aggregate amount of tax holiday and preferential tax rate	(104,218)	(6,522)	(163,113)
The aggregate effect on basic and diluted net income per ordinary share:
-Basic and diluted	(0.52)	(0.03)	(0.70)

Schedule of deferred tax assets
	December 31,	December 31,	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Deferred revenue	11,786	—	—
Accrued expenses	106,404	—	—
Allowance for doubtful accounts	330,488	368	478
Net operating loss carry forwards	142,722	120,523	52,660
Excess advertising fee	12,630	—
Less: valuation allowance	(604,030)	(120,891)	(53,138)
Total deferred tax assets, net	—	—	—

Schedule of movements of valuation allowance
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of year	99,670	604,030	120,891
Additions	504,360	—	32,463
Reversal	—	(483,139)	(100,216)
Balance at December 31,2021 and 2022	604,030	120,891	53,138

Schedule of deferred tax liabilities
	December 31,	December 31,
	2021	2022
	RMB	RMB
Intangible asset from acquisition	7,730	7,126
Total deferred tax liabilities	7,730	7,126